Note 14 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 14 - SUBSEQUENT EVENT

On May 6, 2015, the Company contracted to issue, in two separate tranches, 500,000 shares of its $.01 par value Series A Preferred stock ("Series A Preferred") to an unrelated investor at a purchase price of $4.00 per share, that will result in proceeds to the Company of $2,000,000. The preferred shares have a dividend rate of 12% per annum and, along with accrued dividends, are convertible into shares of our Common Stock at a price of $4.00 per share at any time on or before the third day following the receipt of proceeds from the Company's current public offering. If the shares are not converted by the holder during that time, the Company shall redeem the shares at face value plus accrued dividends from the proceeds of the public offering.

The first tranche of $1,000,000 was funded on May 6, 2015. The second tranche of $1,000,000 will be funded when a) the Registration Statement, as may be amended, is declared effective by the Securities and Exchange Commission, and b) the Company presents to the holder financing commitments to construct and operate one of our two announced solar projects, PS IV.

In connection with the issuance, the Company granted the holder warrants to purchase 375,000 shares of its Common Stock, also in two tranches, at a purchase price of $6.00 per share.

Use of proceeds from the issuance is limited to repayment of a certain convertible note outstanding in the amount of $50,000, development of PS IV and PS V, and general corporate purposes. The Company agreed to deliver subordination agreements regarding convertible notes held by related parties, and the incurrence of additional debt or issuance of additional equity instruments superior to the Series A Preferred, the payment of dividends, or the repurchase of our Common shares is prohibited.

If the Company's current public offering is not completed on or before July 1, 2015, the Company agreed to aggressively seek strategic alternatives including, without limitation, marketing the Company to a private equity group, seeking out a strategic purchaser, seeking a merger of equals, or selling its interest in one or more of the solar projects.

Funding of the initial tranche occurred pursuant to a binding term sheet, and the parties have agreed to work together in good faith to negotiate and execute definitive transaction documents on or before May 15, 2015.

NOTE 14 - SUBSEQUENT EVENTS

Financing

On March 2, 2015, the Company entered into a convertible loan agreement with Alpha Capital Anstalt ("Alpha") to borrow $1,250,000 (the "Loan"). The Loan is convertible into shares of Common Stock at a rate of $4.00 per share, bears interest at a rate of 8.0% per annum, all principal and interest is due on September 2, 2015, and the loan is secured by the assets of the Company and its subsidiaries (excluding Powerhouse One and all interest in its operations, its assets, and proceeds or distributions therefrom). The principal and accrued interest amounts on the Loan are convertible at any time into shares of Common Stock at a rate of $4.00 per share. In connection with the Loan, the Company granted Alpha 234,375 warrants (the ‘Warrants”) exercisable at $6.00 per share, certain piggy-back registration rights, cashless exercise privileges and anti-dilution protection on both the Common Stock into which the Loan may convert and for which the Warrants may be exercised under the occurrence of certain events.

Acquisition (pending)

On March 2, 2015, the Company entered into a MIPA with Innovative Solar Systems, LLC, a solar developer operating primarily in North Carolina, to acquire Innovative Solar 42, LLC ("IS 42"), the owner of a 72.9mw AC solar project to be built in Fayetteville, North Carolina. IS 42 holds a single and intangible asset, a 10-year power purchase agreement ("PPA ") with Duke Energy Progress, Inc. IS 42 does not have, nor has it ever had, any other assets, any liabilities, any employees, any revenues, or any operations of any kind. As such, IS 42 is not a "business" as defined in the accounting literature, and it has no historical financial statements. PSI agreed to pay Innovative Solar Systems, LLC $5,832,000 for 100% of the membership interest of IS 42 in a series of payments of approximately $300,000 per month between execution of the MIPA and the financial close (the point at which all project financing is arranged), and a balloon payment at financial close sufficient to having cumulatively paid 70% of the $5,832,000 purchase price. The remaining 30% of the purchase price will be paid in installments of $153,000 per month through the project's commercial operation date. A total of $570,000 has been paid to date, and failure by the Company to make any of the future scheduled payments may result in the loss of all payments made through such date. The Company is working with engineering and construction firms on final designs, and the total cost of the project based upon the preliminary work is expected to be approximately $153 million including an estimated $5 million from this offering. The Company is in discussion with multiple parties to provide the acquisition, construction, and permanent financing for the project, however, no assurance can be given that adequate financing on terms acceptable, or even available, to the Company will be obtained. Closing of the acquisition is expected to occur no later than August 30, 2015, and construction is expected to be completed in early 2016.